PIA Short-Term Securities Fund
Schedule of Investments - August 31, 2023 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities — 5.7%
	Other Asset Backed Securities — 5.7%
	American Credit Acceptance Receivables Trust
$1,180,462	Series 2021-2, Class C, 0.970%, 07/13/2027 (a)	$1,170,332
	CarMax Auto Owner Trust
1,000,000	Series 2023-2, Class A3, 5.050%, 01/18/2028	993,531
	CPS Auto Trust
283,769	Series 2023-C, Class A, 6.130%, 09/15/2026 (a)	284,391
	DT Auto Owner Trust
949,407	Series 2023-3A, Class A, 6.290%, 08/16/2027 (a)	955,440
	FCI Funding
157,326	Series 2021-1A, Class A, 1.130%, 04/15/2033 (a)	152,085
	General Motors
1,000,000	Series 2023-1, Class A1, 5.340%, 06/15/2028 (a)	1,000,068
	PenFed Auto Receivables Owner Trust
1,000,000	Series 2022-A, Class A3, 3.960%, 04/15/2026 (a)	985,478
	PVOne 2023-1 LLC
944,306	Series 2023-1A, Class A, 7.250%, 07/16/2035 (a)	942,158
	Santander Drive Auto Receivables Trust
18,055	Series 2022-5, Class A2, 3.980%, 01/15/2025	18,044
	Tesla Auto Lease Trust
1,000,000	Series 2023-A, Class A3, 5.890%, 06/22/2026 (a)	1,000,802
	Total Asset-Backed Securities (Cost $7,520,191)	7,502,329

	Corporate Bonds — 52.5%
	Banks — 7.1%
	Bank of Montreal
1,515,000	5.232% (SOFRINDX + 0.350%), 12/08/2023 (b)	1,515,061
	Canadian Imperial Bank of Commerce
1,000,000	5.700% (SOFRINDX + 0.400%), 12/14/2023 (b)	999,826
	Citizens Bank NA/Providence RI
2,000,000	6.064% (SOFR + 1.450%), 10/24/2025 (b)	1,937,058
	Goldman Sachs Group, Inc.
1,000,000	5.974% (SOFR + 0.700%), 01/24/2025 (b)	998,737
	Huntington National Bank
1,000,000	5.699% (SOFR + 1.215%), 11/18/2025 (b)	981,217
	JPMorgan Chase & Co.
1,000,000	5.546% (SOFR + 1.070%), 12/15/2025 (b)	996,875
	Mitsubishi UFJ Financial Group, Inc.
1,000,000	5.541% (1 Year CMT Rate + 1.500%), 04/17/2026 (b)	995,344
	Morgan Stanley
1,000,000	5.686% (SOFR + 0.625%), 01/24/2025 (b)	998,453
		9,422,571
	Biotechnology — 1.7%
	Gilead Sciences, Inc.
2,248,000	0.750%, 09/29/2023	2,240,250

	Chemicals — 3.0%
	Ecolab, Inc.
1,000,000	0.900%, 12/15/2023	986,711
	FMC Corp.
1,000,000	5.150%, 05/18/2026	990,917
	Nutrien Ltd.
1,000,000	5.900%, 11/07/2024	1,000,125
	Sherwin-Williams Co.
1,000,000	4.050%, 08/08/2024	984,208
		3,961,961
	Commercial Services — 1.1%
	Quanta Services, Inc.
1,000,000	0.950%, 10/01/2024	948,696
	Triton Container International Ltd.
500,000	1.150%, 06/07/2024 (a)	477,850
		1,426,546
	Diversified Financial Services — 4.5%
	American Express Co.
2,000,000	0.750%, 11/03/2023	1,984,532
1,000,000	4.990% (SOFR + 0.999%), 05/01/2026 (b)	985,955
	Capital One Financial Corp.
1,000,000	5.879% (SOFR + 0.690%), 12/06/2024 (b)	989,410
	Charles Schwab Corp.
2,000,000	5.435% (SOFRINDX + 0.500%), 03/18/2024 (b)	1,997,955
		5,957,852
	Electric — 8.2%
	American Electric Power Co., Inc.
1,000,000	5.699%, 08/15/2025	1,001,118
	CenterPoint Energy, Inc.
1,000,000	5.776% (SOFRINDX + 0.650%), 05/13/2024 (b)	999,849
	Consolidated Edison, Inc.
950,000	0.650%, 12/01/2023	938,396
	DTE Energy Co.
500,000	4.220%, 11/01/2024	490,524
	Eversource Energy
1,000,000	4.750%, 05/15/2026	984,233
	NextEra Energy Capital Holdings, Inc.
500,000	5.494% (SOFRINDX + 0.400%), 11/03/2023 (b)	499,982
2,000,000	6.051%, 03/01/2025	2,008,762
	Public Service Enterprise Group, Inc.
2,000,000	0.841%, 11/08/2023	1,981,240
	Southern California Edison Co.
1,000,000	6.130% (SOFRINDX + 0.830%), 04/01/2024 (b)	1,000,054
	Tampa Electric Co.
500,000	3.875%, 07/12/2024	492,206
	Xcel Energy, Inc.
500,000	0.500%, 10/15/2023	496,997
		10,893,361
	Food — 1.6%
	General Mills, Inc.
250,000	5.241%, 11/18/2025	249,007
	Hormel Foods Corp.
2,000,000	0.650%, 06/03/2024	1,927,379
		2,176,386
	Healthcare-Products — 1.9%
	Baxter International, Inc.
500,000	5.608% (SOFRINDX + 0.440%), 11/29/2024 (b)	496,589
	GE HealthCare Technologies, Inc.
1,000,000	5.550%, 11/15/2024	997,622
	Revvity, Inc.
1,000,000	0.550%, 09/15/2023	998,510
		2,492,721
	Household Products/Wares — 0.3%
	Avery Dennison Corp.
500,000	0.850%, 08/15/2024	477,043

	Insurance — 3.7%
	Athene Global Funding
2,000,000	5.859% (SOFRINDX + 0.700%), 05/24/2024 (a)(b)	1,985,623
	Jackson National Life Global Funding
1,000,000	5.500%, 01/09/2026 (a)	982,164
	MassMutual Global Funding II
500,000	4.150%, 08/26/2025 (a)	488,017
	Mutual of Omaha Cos. Global Funding
1,000,000	5.800%, 07/27/2026 (a)	998,971
	Security Benefit Global Funding
500,000	1.250%, 05/17/2024 (a)	480,828
		4,935,603
	Investment Companies — 3.7%
	Golub Capital BDC, Inc.
5,000,000	3.375%, 04/15/2024	4,900,365

	Leisure Time — 0.7%
	Brunswick Corp
1,000,000	0.850%, 08/18/2024	949,946

	Machinery-Construction & Mining — 1.5%
	Caterpillar Financial Services Corp.
2,000,000	0.450%, 09/14/2023	1,997,388

	Miscellaneous Manufacturer — 0.8%
	Carlisle Cos., Inc.
1,000,000	0.550%, 09/01/2023	1,000,000

	Oil & Gas — 1.5%
	Chevron USA, Inc.
1,500,000	3.900%, 11/15/2024	1,475,905
	Pioneer Natural Resources Co.
500,000	5.100%, 03/29/2026	496,229
		1,972,134
	Packaging & Containers — 2.2%
	Graphic Packaging International LLC
1,000,000	0.821%, 04/15/2024 (a)	967,288
	Sonoco Products Co.
2,000,000	1.800%, 02/01/2025	1,885,844
		2,853,132
	Pharmaceuticals — 1.1%
	GlaxoSmithKline Capital PLC
500,000	0.534%, 10/01/2023	498,164
	Pfizer Investment Enterprises Pte Ltd.
1,000,000	4.450%, 05/19/2026	984,112
		1,482,276
	Pipelines — 1.7%
	Enbridge, Inc.
1,000,000	5.930% (SOFRINDX + 0.630%), 02/16/2024 (b)	1,000,804
	Gray Oak Pipeline LLC
700,000	2.000%, 09/15/2023 (a)	699,240
	Williams Cos., Inc.
500,000	5.400%, 03/02/2026	499,332
		2,199,376
	REITs — 2.1%
	Public Storage Operating Co.
1,000,000	5.770% (SOFR + 0.470%), 04/23/2024 (b)	999,789
	Realty Income Corp.
800,000	5.050%, 01/13/2026	796,513
	Weyerhaeuser Co.
1,000,000	4.750%, 05/15/2026	984,925
		2,781,227
	Retail — 3.0%
	7-Eleven, Inc.
2,000,000	0.800%, 02/10/2024 (a)	1,955,071
	Walgreens Boots Alliance, Inc.
2,000,000	0.950%, 11/17/2023	1,979,830
		3,934,901
	Semiconductors — 0.4%
	Analog Devices, Inc.
500,000	5.242% (SOFR + 0.250%), 10/01/2024 (b)	499,809

	Telecommunications — 0.7%
	AT&T, Inc.
1,000,000	0.900%, 03/25/2024	973,170
	Total Corporate Bonds (Cost $70,479,285)	69,528,018

	Mortgage-Backed Securities — 8.6%
	Commercial Mortgage-Backed Securities — 7.6%
	BX Trust
2,843,096	Series 2021-RISE, Class A, 6.172% (CME Term SOFR 1 Month + 0.862%), 11/15/2036 (a)(b)	2,790,064
	Cold Storage Trust
6,389,438	Series 2020-ICE5, Class A, 6.325% (CME Term SOFR 1 Month + 1.014%), 11/15/2037 (a)(b)	6,337,850
	GS Mortgage Securities Trust
1,000,000	Series 2023-SHIP, Class B, 5.101%, 09/10/2038 (a)(c)	961,622
		10,089,536
	U.S. Government Securities — 1.0%
	FHLMC
28,284	Pool G04832, 5.000%, 10/01/2038	28,322
276,641	Pool SD8005, 3.500%, 08/01/2049	251,151
	FHLMC ARM
13,772	Pool 785726, 4.401% (1 Year CMT Rate + 2.276%), 01/01/2025 (b)	13,578
57,673	Pool 782784, 4.375% (1 Year CMT Rate + 2.250%), 10/01/2034 (b)	58,842
14,137	Pool 847671, 5.043% (12 Month LIBOR USD + 1.854%), 04/01/2036 (b)	14,275
	FNMA
72,301	Pool AD5479, 5.000%, 06/01/2040	72,307
8,931	Pool AJ3797, 4.000%, 11/01/2041	8,494
	FNMA ARM
3,007	Pool 555206, 5.290% (RFUCCT 6 Month + 2.165%), 07/01/2025 (b)	2,968
20,950	Pool 562912, 4.395% (1 Year CMT Rate + 2.096%), 04/01/2030 (b)	20,285
42,493	Pool 743454, 3.763% (RFUCC 1 year CMT Rate + 1.513%), 10/01/2033 (b)	41,816
186,306	Pool 755253, 4.000% (12 Month LIBOR USD + 1.750%), 11/01/2033 (b)	183,138
232,123	Pool AC5719, 5.854% (1 Year CMT Rate + 2.295%), 05/01/2034 (b)	230,923
34,715	Pool 779693, 5.756% (RFUCC 1 year CMT Rate + 1.506%), 07/01/2034 (b)	34,172
28,094	Pool 795136, 3.651% (12 Month LIBOR USD + 1.401%), 10/01/2034 (b)	28,298
133,075	Pool 849264, 3.984% (12 Month LIBOR USD + 1.688%), 01/01/2036 (b)	130,538
196,629	Pool 953653, 4.265% (12 Month LIBOR USD + 2.015%), 11/01/2037 (b)	194,309
		1,313,416
	Total Mortgage-Backed Securities (Cost $11,526,062)	11,402,952

	U.S. Government Notes/Bonds — 13.3%
	U.S. Treasury Note
4,500,000	4.125%, 01/31/2025	4,437,246
3,000,000	4.250%, 05/31/2025	2,962,969
10,500,000	3.625%, 05/15/2026	10,240,371
	Total U.S. Government Notes/Bonds (Cost $17,826,404)	17,640,586
Shares/Principal Amount
	Short-Term Investments — 19.4%
	Money Market Fund — 0.5%
751,411	Fidelity Government Portfolio, Institutional Class, 5.201% (d)	751,411
	U.S. Treasury Bills — 18.9%
$5,500,000	5.375%, 1/4/2024 (e)	5,399,167
13,500,000	5.431%, 6/13/2024 (e)	12,949,486
7,000,000	5.362%, 7/11/2024 (e)	6,687,782
		25,036,435
	Total Short-Term Investments (Cost $25,785,478)	25,787,846
	Total Investments (Cost 133,137,420) — 99.5%	131,861,731
	Other Assets in Excess of Liabilities — 0.5%	679,508
	Total Net Assets — 100.00%	$132,541,239
	Percentages are stated as a percent of net assets.

ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate SOFRINDX - Secured Overnight Financing Rate Index

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2023, the value of these investments was $25,615,342 of 19.3% total net assets.

(b)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2023.
(c)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2023.
(d)	Rate shown represents the 7-day annualized yield as of August 31, 2023.
(e)	Rate shown is the discount rate at August 31, 2023.

PIA Short-Term Securities Fund
Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities	$–	$7,502,329	$–	$7,502,329
Corporate Bonds	–	69,528,018	–	69,528,018
Mortgage-Backed Securities	–	11,402,952	–	11,402,952
U.S. Government Note/Bond	–	17,640,586	–	17,640,586
Total Fixed Income Securities	–	106,073,885	–	106,073,885
Money Market Fund	751,411	–	–	751,411
U.S. Treasury Bills	–	25,036,435	–	25,036,435
Total Investments	$751,411	$131,110,320	$–	$131,861,731

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.